Stock Based Compensation (Details 4) - Nonvested Shares [Member] - Aerkomm 2017 [Member] - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Number of Shares
Outstanding, Beginning	841,250
Granted		2,060,000
Vested	(20,625)	(423,750)
Forfeited/Cancelled		(795,000)
Outstanding, Ending	820,625	841,250
Weighted Average Exercise Price Per Share
Outstanding Options, beginning	$ 6.4816
Granted		5.9154
Vested	5.5000	5.5708
Forfeited/Cancelled		5.5000
Outstanding Options, Ending	$ 6.5062	$ 6.4816